Pay vs Performance Disclosure - USD ($)		9 Months Ended	12 Months Ended				39 Months Ended
		Jan. 05, 2022	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2025
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
		PEOs(1)
Year		Towe Summary Compensation Table Total	Wolfe Summary Compensation Table Total	Towe Compensation Actually Paid(2)	Wolfe Compensation Actually Paid(2)	Average Summary Compensation Table Total for Non-PEO NEOs(3)	Average Compensation Actually Paid to Non-PEO NEOs(2)(3)	Value of Initial Fixed $100 Investment Based On Total Shareholder Return(4)	Net Loss (in thousands)(5)
2025		$12,881,137	$—	$13,363,020	$—	$2,377,526	$2,393,362	$115.82	$50,987
2024	TP	$322,917	$—	$6,982,668	$—	$75,000	$613,971	$112.66	$8,515
2023		$3,034,292	$—	$4,868,548	$—	$776,542	$1,035,592	$72.15	$5,675
2022		$3,023,067	$346,700	$5,151,430	$(1,150,633)	$741,832	$1,067,384	$56.75	$6,754

Named Executive Officers, Footnote [Text Block]
(1)	Chris Wolfe, our former Chief Executive Officer, served as our PEO until January 5, 2022. Steve Towe, our current Chief Executive Officer, has served as our PEO since January 5, 2022.

Adjustment To PEO Compensation, Footnote [Text Block]

Reconciliation of Summary Compensation Table (“SCT”) Total to CAP

In the calculation of CAP presented in the table above, the table below provides the amounts that were deducted from, and added to, the SCT total.

	2025		2024TP		2023		2022
	Towe PEO	Average Other NEOs	Towe PEO	Average Other NEOs	Towe PEO	Average Other NEOs	Towe PEO	Wolfe Former PEO	Average Other NEOs
SCT Total	$12,881,137	$2,377,526	$322,917	$75,000	$3,034,292	$776,542	$3,023,067	$346,700	$741,832
Adjustments:
Deduct: amounts reported in “Stock Awards” and “Option Awards” columns in SCT	(9,686,137)	(1,374,111)	—	—	(2,178,000)	(378,698)	(2,153,387)	—	(360,823)
Add: year-end fair value of awards granted during covered fiscal year that were outstanding and unvested at year-end	9,633,836	1,349,530	—	—	3,078,000	575,994	4,281,750	—	686,375
Add: year-over-year change in fair value (whether positive or negative) at year-end of awards granted in prior fiscal years that were outstanding and unvested at the end of the covered fiscal year	406,250	36,279	6,417,918	483,054	896,067	57,065	—	—	—
Add: fair value as of the vesting date for awards that were granted and vested in the same year	—	—	—	—	—	—	—	—	—
Add: change as of the vesting date (from the end of the prior fiscal year) in fair value (whether positive or negative) of any awards granted in any prior fiscal year for which all applicable vesting conditions were satisfied at the end of the covered fiscal year	127,935	4,138	241,834	55,917	38,189	4,688	—	7,452	—
Subtract: fair value at the end of the prior fiscal year for any awards granted in any prior fiscal year that failed to meet the applicable vesting conditions during the covered fiscal year	—	—	—	—	—	—	—	(1,504,785)	—
Total Adjustments	$481,883	$15,835	$6,659,752	$538,971	$1,834,256	$259,049	$2,128,363	$(1,497,333)	$325,552
CAP	$13,363,020	$2,393,362	$6,982,668	$613,971	$4,868,548	$1,035,592	$5,151,430	$(1,150,633)	$1,067,384

Non-PEO NEO Average Total Compensation Amount	[1]		$ 2,377,526	$ 75,000	$ 776,542	$ 741,832
Non-PEO NEO Average Compensation Actually Paid Amount	[1],[2]		2,393,362	613,971	1,035,592	1,067,384
Total Shareholder Return Amount	[3]		115.82	112.66	72.15	56.75
Net Income (Loss) Attributable to Parent	[4]		$ 50,987,000	8,515,000	5,675,000	6,754,000
PEO Name		Chris Wolfe					Steve Towe
Additional 402(v) Disclosure [Text Block]			The dollar amounts reported in these columns represent the amount of CAP to our PEOs and non-PEO NEOs, as computed in accordance with Item 402(v) of Regulation S-K. These dollar amounts do not reflect the actual amount of compensation earned by or paid to our PEOs and non-PEO NEOs during the applicable year.
Steve Towe [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	[5]		$ 12,881,137	322,917	3,034,292	3,023,067
PEO Actually Paid Compensation Amount	[2],[5]		13,363,020	6,982,668	4,868,548	5,151,430
Steve Towe [Member] | Amounts Reported in “Stock Awards” and “Option Awards” Columns in SCT [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments			(9,686,137)		(2,178,000)	(2,153,387)
Steve Towe [Member] | Year-End Fair Value of Awards Granted During Covered Fiscal Year that were Outstanding and Unvested at Year-End [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments			9,633,836		3,078,000	4,281,750
Steve Towe [Member] | Year-Over-Year Change in Fair Value (Whether Positive or Negative) at Year-End of Awards Granted in Prior Fiscal Years that were Outstanding and Unvested at the End of the Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments			406,250	6,417,918	896,067
Steve Towe [Member] | Fair Value as of the Vesting Date for Awards that were Granted and Vested in the Same Year [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments
Steve Towe [Member] | Change as of the Vesting Date (From the End of the Prior Fiscal Year) in Fair Value (Whether Positive or Negative) of any Awards Granted in any Prior Fiscal Year for Which All Applicable Vesting Conditions were Satisfied at the End of the Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments			127,935	241,834	38,189
Steve Towe [Member] | Fair Value at the End of the Prior Fiscal Year for any Awards Granted in any Prior Fiscal Year that Failed to Meet the Applicable Vesting Conditions During the Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments
Steve Towe [Member] | Total Adjustments [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments			481,883	6,659,752	1,834,256	2,128,363
Chris Wolfe [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	[5]					346,700
PEO Actually Paid Compensation Amount	[2],[5]					(1,150,633)
Chris Wolfe [Member] | Amounts Reported in “Stock Awards” and “Option Awards” Columns in SCT [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments
Chris Wolfe [Member] | Year-End Fair Value of Awards Granted During Covered Fiscal Year that were Outstanding and Unvested at Year-End [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments
Chris Wolfe [Member] | Year-Over-Year Change in Fair Value (Whether Positive or Negative) at Year-End of Awards Granted in Prior Fiscal Years that were Outstanding and Unvested at the End of the Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments
Chris Wolfe [Member] | Fair Value as of the Vesting Date for Awards that were Granted and Vested in the Same Year [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments
Chris Wolfe [Member] | Change as of the Vesting Date (From the End of the Prior Fiscal Year) in Fair Value (Whether Positive or Negative) of any Awards Granted in any Prior Fiscal Year for Which All Applicable Vesting Conditions were Satisfied at the End of the Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments						7,452
Chris Wolfe [Member] | Fair Value at the End of the Prior Fiscal Year for any Awards Granted in any Prior Fiscal Year that Failed to Meet the Applicable Vesting Conditions During the Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments						(1,504,785)
Chris Wolfe [Member] | Total Adjustments [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments						(1,497,333)
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Non-PEO NEO Average Total Compensation Amount			2,377,526	75,000	776,542	741,832
Non-PEO NEO Average Compensation Actually Paid Amount			2,393,362	613,971	1,035,592	1,067,384
Non-PEO NEO [Member] | Amounts Reported in “Stock Awards” and “Option Awards” Columns in SCT [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments			(1,374,111)		(378,698)	(360,823)
Non-PEO NEO [Member] | Year-End Fair Value of Awards Granted During Covered Fiscal Year that were Outstanding and Unvested at Year-End [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments			1,349,530		575,994	686,375
Non-PEO NEO [Member] | Year-Over-Year Change in Fair Value (Whether Positive or Negative) at Year-End of Awards Granted in Prior Fiscal Years that were Outstanding and Unvested at the End of the Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments			36,279	483,054	57,065
Non-PEO NEO [Member] | Fair Value as of the Vesting Date for Awards that were Granted and Vested in the Same Year [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments
Non-PEO NEO [Member] | Change as of the Vesting Date (From the End of the Prior Fiscal Year) in Fair Value (Whether Positive or Negative) of any Awards Granted in any Prior Fiscal Year for Which All Applicable Vesting Conditions were Satisfied at the End of the Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments			4,138	55,917	4,688
Non-PEO NEO [Member] | Fair Value at the End of the Prior Fiscal Year for any Awards Granted in any Prior Fiscal Year that Failed to Meet the Applicable Vesting Conditions During the Covered Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments
Non-PEO NEO [Member] | Total Adjustments [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments			$ 15,835	$ 538,971	$ 259,049	$ 325,552

[1]	For the 2025 fiscal year, our non-PEO NEOs were David Wilson and Melissa Ingram. For the 2023 fiscal year and the 2024 transition period, our non-PEO NEOs were David Wilson and Jim Zeitunian, our former Chief Technology Officer.
[2]	The dollar amounts reported in these columns represent the amount of CAP to our PEOs and non-PEO NEOs, as computed in accordance with Item 402(v) of Regulation S-K. These dollar amounts do not reflect the actual amount of compensation earned by or paid to our PEOs and non-PEO NEOs during the applicable year.
[3]	Total Shareholder Return (“TSR”) assumes $100 was invested in our common stock on December 31, 2021.
[4]	Represents the amount of net loss, as reflected in the Company’s audited financial statements for the applicable period.
[5]	Chris Wolfe, our former Chief Executive Officer, served as our PEO until January 5, 2022. Steve Towe, our current Chief Executive Officer, has served as our PEO since January 5, 2022.